Revenue (Remaining performance obligations) (Details) $ in Millions	Feb. 28, 2018 CAD ($)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total	$ 1,302
Wireless [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total	445
Wireline [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total	857
Within 1 year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total	1,000
Within 1 year [member] | Wireless [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total	318
Within 1 year [member] | Wireline [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total	682
Within 2 years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total	302
Within 2 years [member] | Wireless [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total	127
Within 2 years [member] | Wireline [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total	$ 175